VANECK CHINA GROWTH LEADERS ETF

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 94.5%
Capital Goods: 6.3%
Beijing Bei Mo Gao Ke Friction Material Co. Ltd. #	5,672	$63,492
Beijing New Building Materials Plc #	20,500	97,327
China International Marine Containers Group Co. Ltd. #	54,900	119,593
Guangzhou KDT Machinery Co. Ltd. #	5,400	19,105
Harbin Boshi Automation Co. Ltd. #	11,100	17,823
Jiangsu Hengli Hydraulic Co. Ltd. #	10,916	89,065
Jingjin Equipment, Inc. #	7,400	47,036
Nantong Jianghai Capacitor Co. Ltd. #	11,300	37,984
Ningbo Orient Wires & Cables Co. Ltd. #	8,700	70,190
Ocean’s King Lighting Science & Technology Co. Ltd. # *	9,300	21,693
Sany Heavy Industry Co. Ltd. #	136,600	374,782
Shanghai Hanbell Precise Machinery Co. Ltd. #	4,700	13,506
Sinotruk Hong Kong Ltd. #	15,500	23,546
Wuxi Shangji Automation Co. Ltd. #	2,100	44,965
Zhefu Holding Group Co. Ltd. #	47,400	39,499
Zhuzhou Kibing Group Co. Ltd. #	41,500	85,988
		1,165,594
Commercial & Professional Services: 0.6%
Shanghai M&G Stationery, Inc. #	8,100	62,203
Zhejiang Weiming Environment Protection Co. Ltd. #	8,956	41,014
		103,217
Consumer Durables & Apparel: 3.8%
Biem.L.Fdlkk Garment Co. Ltd. #	9,500	35,262
Chow Tai Seng Jewellery Co. Ltd. #	9,600	20,422
Ecovacs Robotics Co. Ltd. #	4,100	69,924
Li Ning Co. Ltd. #	60,000	509,605
Ningbo Peacebird Fashion Co. Ltd. #	2,200	7,312
Q Technology Group Co. Ltd. # †	11,000	8,421
Shanghai Yaoji Technology Co. Ltd. #	4,600	13,572
Yantai Tayho Advanced Materials Co. Ltd. #	15,000	38,579
		703,097
Consumer Services: 0.1%
Fu Shou Yuan International Group Ltd. #	25,000	18,365
Diversified Financials: 1.9%
360 DigiTech, Inc. (ADR)	2,888	44,446
CSC Financial Co. Ltd. 144A #	135,500	127,647
Hithink RoyalFlush Information Network Co. Ltd. #	12,524	187,785
		359,878
	Number of Shares	Value
Energy: 0.9%
Shaanxi Coal Industry Co. Ltd.	66,300	$171,805
Food, Beverage & Tobacco: 13.9%
Anhui Yingjia Distillery Co. Ltd. #	4,400	37,302
China Feihe Ltd. 144A # †	97,000	95,523
Chongqing Brewery Co. Ltd. # *	5,300	88,868
COFCO Joycome Foods Ltd. # * †	58,000	25,671
Hebei Chengde Lulu Co. Ltd. #	14,200	18,273
Jiangsu King’s Luck Brewery JSC Ltd. #	12,300	81,059
JiuGui Liquor Co. Ltd. #	5,700	131,999
Luzhou Laojiao Co. Ltd. #	17,628	512,246
Shanghai Bairun Investment Holding Group Co. Ltd. #	13,540	76,376
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. #	9,395	375,310
Sichuan Swellfun Co. Ltd. #	4,400	56,854
Want Want China Holdings Ltd. #	101,000	93,219
Wuliangye Yibin Co. Ltd. #	36,030	874,052
Yihai International Holding Ltd. # * †	14,000	39,772
Yunnan Shennong Agricultural Industry Group Co. Ltd. # *	9,500	55,894
		2,562,418
Health Care Equipment & Services: 4.0%
Blue Sail Medical Co. Ltd. #	15,100	31,330
Dian Diagnostics Group Co. Ltd. #	13,300	60,584
Guangzhou Kingmed Diagnostics Group Co. Ltd.	6,700	77,522
Guangzhou Wondfo Biotech Co. Ltd. #	7,430	56,186
Intco Medical Technology Co. Ltd.	11,300	82,310
Jafron Biomedical Co. Ltd. #	14,750	105,075
Jiangsu Bioperfectus Technologies Co. Ltd. # *	1,077	23,624
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. #	15,000	65,480
Kangji Medical Holdings Ltd. # †	8,500	8,357
Ovctek China, Inc. #	13,309	76,125
Sansure Biotech, Inc. # *	4,106	28,728
Tibet Rhodiola Pharmaceutical Holding Co. #	2,300	15,911
Tofflon Science & Technology Group Co. Ltd. #	8,700	53,804
Winner Medical Co. Ltd. *	3,800	36,748
Zhende Medical Co. Ltd. #	2,100	13,010
		734,794
Industrials: 0.1%
Sichuan Languang Justbon Services Group Co. Ltd. # ø	3,300	17,113
Materials: 17.6%
Anhui Conch Cement Co. Ltd. #	55,767	345,513
Anhui Guangxin Agrochemical Co. Ltd. #	6,500	32,515
China Hongqiao Group Ltd. # †	52,600	69,120
China Jushi Co. Ltd. #	58,200	138,950

1

VANECK CHINA GROWTH LEADERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Materials (continued)
Citic Pacific Special Steel Group Co. Ltd. #	36,570	$114,373
City Development Environment Co. Ltd. #	4,600	7,184
CNNC Hua Yuan Titanium Dioxide Co. Ltd. #	29,800	45,717
CNSIG Inner Mongolia Chemical Industry Co. Ltd. # *	13,800	35,908
DeHua TB New Decoration Materials Co. Ltd. #	9,400	15,122
Fangda Special Steel Technology Co. Ltd. #	25,700	34,747
Gansu Shangfeng Cement Co. Ltd. #	6,800	23,339
Guangzhou Tinci Materials Technology Co. Ltd. #	18,650	273,641
HBIS Resources Co. Ltd. #	6,600	14,947
Hoshine Silicon Industry Co. Ltd. #	4,200	68,841
Huafon Chemical Co. Ltd. #	74,700	106,611
Hubei Yihua Chemical Industry Co. Ltd. # *	14,700	46,761
Inner Mongolia ERDOS Resources Co. Ltd. #	9,500	38,143
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. #	40,600	29,243
Jiangsu Huachang Chemical Co. Ltd. #	12,500	21,859
Jiangsu Sopo Chemical Co. # *	12,300	25,741
Jiangxi Wannianqing Cement Co. Ltd. #	9,600	19,562
KBC Corp. Ltd. # *	1,510	57,039
Luxi Chemical Group Co. Ltd. #	28,000	78,619
Satellite Chemical Co. Ltd. #	17,400	107,672
Shandong Bohui Paper Industrial Co. Ltd. #	14,800	20,766
Shandong Head Group Co. Ltd. # *	5,300	34,945
Shandong Hualu Hengsheng Chemical Co. Ltd. #	34,400	175,653
Sichuan Anning Iron and Titanium Co. Ltd. #	4,300	24,950
Sichuan Hebang Biotechnology Co. Ltd. # *	124,900	68,790
Suzhou TA&A Ultra Clean Technology Co. Ltd. #	12,500	139,970
Wanhua Chemical Group Co. Ltd. #	70,000	886,677
West China Cement Ltd. #	46,000	7,306
Xinxiang Chemical Fiber Co. Ltd. # *	24,700	18,863
Zhejiang JIULI Hi-tech Metals Co. Ltd. #	15,300	35,300
Zhejiang Wansheng Co. Ltd. # *	6,700	20,484
Zhejiang Xinan Chemical Industrial Group Co. Ltd. #	14,100	57,925
		3,242,796
	Number of Shares	Value
Media & Entertainment: 10.8%
G-bits Network Technology Xiamen Co. Ltd. #	900	$50,849
Guangdong South New Media Co. Ltd. #	4,200	26,574
Hangzhou Electronic Soul Network Technology Co. Ltd. #	1,800	7,130
NetEase, Inc. (ADR)	11,157	1,000,672
Shanghai Fengyuzhu Culture and Technology Co. Ltd. #	3,500	12,421
Tencent Holdings Ltd. #	19,300	889,837
		1,987,483
Pharmaceuticals, Biotechnology & Life Sciences: 8.2%
Anhui Anke Biotechnology Group Co. Ltd.	32,600	50,584
Changchun High & New Technology Industry Group, Inc. #	8,700	228,901
China Medical System Holdings Ltd. #	30,000	46,799
Chongqing Zhifei Biological Products Co. Ltd.	26,200	569,556
Daan Gene Co. Ltd. #	22,600	66,171
Guangdong Hybribio Biotech Co. Ltd. #	3,200	16,438
Hainan Poly Pharm Co. Ltd. #	7,700	52,588
Hubei Jumpcan Pharmaceutical Co. Ltd. #	7,200	29,744
Jenkem Technology Co. Ltd. # *	604	18,017
Livzon Pharmaceutical Group, Inc. #	12,900	77,887
Maccura Biotechnology Co. Ltd. #	11,200	43,224
Renhe Pharmacy Co. Ltd. #	21,900	27,017
Shanghai Kehua Bio-Engineering Co. Ltd. #	8,700	20,613
Shenyang Xingqi Pharmaceutical Co. Ltd. #	1,800	25,465
Zhejiang NHU Co. Ltd. #	28,460	141,379
Zhejiang Orient Gene Biotech Co. Ltd. #	2,074	92,745
		1,507,128
Real Estate: 2.8%
A-Living Smart City Services Co. Ltd. 144A # †	17,000	23,542
CIFI Ever Sunshine Services Group Ltd. #	22,000	29,334
Country Garden Services Holdings Co. Ltd. #	51,000	214,896
Evergrande Property Services Group Ltd. 144A # * †	44,000	13,540
KWG Living Group Holdings Ltd. #	25,000	9,218
Logan Group Co. Ltd. # †	42,000	11,850
Longfor Group Holdings Ltd. 144A #	37,500	191,865
S-Enjoy Service Group Co. Ltd. # *	7,000	8,340

2

	Number of Shares	Value
Real Estate (continued)
Shenzhen Properties & Resources Development Group Ltd. #	4,900	$9,980
		512,565
Retailing: 5.3%
Easyhome New Retail Group Co. Ltd. #	53,800	37,687
JD.com, Inc. (ADR) *	16,105	931,996
Pop Mart International Group Ltd. 144A # †	4,200	18,129
		987,812
Semiconductors & Semiconductor Equipment: 8.8%
Daqo New Energy Corp. (ADR) *	1,689	69,789
Gigadevice Semiconductor Beijing, Inc. #	11,480	253,016
LONGi Green Energy Technology Co. Ltd. #	76,936	866,722
Shanghai Bright Power Semiconductor Co. Ltd. # *	1,429	42,514
StarPower Semiconductor Ltd. # *	2,300	138,864
Xinyi Solar Holdings Ltd. #	108,000	188,005
Yangzhou Yangjie Electronic Technology Co. Ltd. #	5,400	62,331
		1,621,241
Software & Services: 0.8%
Chinasoft International Ltd. # *	70,000	57,390
Shanghai Baosight Software Co. Ltd. #	11,820	90,344
		147,734
	Number of Shares	Value
Technology Hardware & Equipment: 7.7%
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. #	4,300	$86,614
BOE Technology Group Co. Ltd. #	735,800	497,068
Canaan, Inc. (ADR) *	3,827	20,781
Eoptolink Technology, Inc. Ltd. #	10,723	52,352
Goldenmax International Technology Ltd. #	5,600	9,323
Maxscend Microelectronics Co. Ltd. #	6,100	200,244
Shanghai Friendess Electronic Technology Corp. Ltd. # *	2,454	115,545
Shengyi Technology Co. Ltd. #	24,800	62,625
Sunny Optical Technology Group Co. Ltd. #	19,700	312,938
Wuxi Xinje Electric Co. Ltd. #	2,100	10,703
Zhuzhou Hongda Electronics Corp. Ltd. #	5,300	55,731
		1,423,924
Transportation: 0.8%
Anhui Expressway Co. Ltd. #	7,600	9,256
COSCO SHIPPING Holdings Co. Ltd. # *	57,900	139,703
		148,959
Utilities: 0.1%
Xinjiang Xintai Natural Gas Co. Ltd.	4,900	16,904
Total Common Stocks (Cost: $17,743,318)		17,432,827
Total Investments: 94.5% (Cost: $17,743,318)		17,432,827
Other assets less liabilities: 5.5%		1,010,244
NET ASSETS: 100.0%		$18,443,071

Definitions:

ADR	American Depositary Receipt

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $14,359,714 which represents 77.9% of net assets.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $273,884.
ø	Restricted Security – the aggregate value of restricted securities is $17,113, or 0.1% of net assets

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $470,246, or 2.5% of net assets.
3

VANECK CHINA GROWTH LEADERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	11.4%	$1,987,483
Consumer Discretionary	9.8	1,709,274
Consumer Staples	14.7	2,562,418
Energy	1.0	171,805
Financials	2.1	359,878
Health Care	12.8	2,241,922
Industrials	8.3	1,434,883
Information Technology	18.3	3,192,899
Materials	18.6	3,242,796
Real Estate	2.9	512,565
Utilities	0.1	16,904
	100.0%	$17,432,827
4